SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Aug. 10, 2023	Jul. 07, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 26, 2023	Jun. 09, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Preference shares, shares authorized				5,000,000			5,000,000	5,000,000
Preference shares, par value				$ 0.0001			$ 0.0001	$ 0.0001
Preference shares, shares issued				0			0	0
Preference shares, shares outstanding				0			0	0
Shares issued price per share				$ 10.89			$ 10.25
Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				100,000,000			100,000,000
Common shares, par value				$ 0.001			$ 0.001
Common stock, shares issued				0			0
Common stock, shares outstanding				0			0
Royalties				$ 30,000,000
Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
Subsequent Event [Line Items]
Issuance of common shares		$ 6,000,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Common stock, shares authorized						100,000,000
Common shares, par value					$ 0.0001	$ 0.001
Shares issued price per share					$ 15.00
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Upper Single Digits [Member]
Subsequent Event [Line Items]
Royalties		30,000,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Lower Double Digits [Member]
Subsequent Event [Line Items]
Annual net sales		30,000,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
Subsequent Event [Line Items]
Issuance of common shares		6,000,000
Payment for Consideration		$ 6,000,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament One [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Two [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Three [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Four [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Five [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Six [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member] | One Time Payament Seven [Member]
Subsequent Event [Line Items]
Milestone payments description				The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Rent And Administrative Services Agreement [Member]
Subsequent Event [Line Items]
Payment for fee amount	$ 100,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				300,000,000			300,000,000	300,000,000
Common shares, par value				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued				7,187,500			0	0
Common stock, shares outstanding				7,187,500			0	0
Class A Ordinary Shares Subject To Possible Redemption [Member]
Subsequent Event [Line Items]
Temporary equity, shares outstanding				1,803,729			28,750,000	28,750,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				50,000,000			50,000,000	50,000,000
Common shares, par value				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued				0			7,187,500	7,187,500
Common stock, shares outstanding				0			7,187,500	7,187,500
Convertible Preferred Stock Series A [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Preference shares, shares authorized				20,000,000			0
Preference shares, par value				$ 0.001			$ 0.001
Preference shares, shares issued				1,931,287			0
Preference shares, shares outstanding				1,931,287			0
Convertible Preferred Stock Series A [Member] | Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Preference shares, shares authorized						20,000,000
Preference shares, par value						$ 0.001
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Preference shares, shares authorized				20,000,000			0
Preference shares, par value				$ 0.001			$ 0.001
Preference shares, shares issued				10,935,077			0
Preference shares, shares outstanding				10,935,077			0
Convertible Preferred Stock Series B [Member] | Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Preference shares, shares authorized						20,000,000
Preference shares, par value						$ 0.001
Undesignated Preferred Stock [Member] | Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Preference shares, shares authorized						20,000,000
Preference shares, par value						$ 0.001
Series A Preferred Stock [Member] | Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Number of shares issed			231,814
Shares issued price per share			$ 2.1569
Gross proceeds			$ 500,000